Schedule of Commitments and Contingencies - Future Minimum Lease Payments Under Non-cancelable Operating Leases (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Operating Leases Future Minimum Payments Due [Abstract]
Operating lease obligations, Total	$ 11,688
Operating lease obligations, Less than 1 year	4,646
Operating lease obligations, 1-3 years	$ 7,042